Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Beginning Balance	¥ 4,171,783		¥ 4,021,965		¥ 3,614,322
Total other comprehensive income (loss)	271,265		(16,139)		206,038
Ending Balance	4,573,068		4,171,783		4,021,965
Net unrealized gains (losses) on investment in securities
Beginning Balance	(403,914)	[1]	(250,806)		(183,034)
Net unrealized gains (losses)	(199,534)		(152,264)		(69,102)
Reclassification adjustment included in net income, net of tax	(14,915)		(844)		1,340
Total other comprehensive income (loss)	(214,449)		(153,108)		(67,762)
Transaction with noncontrolling interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(12)		0		10
Ending Balance	(618,351)	[2]	(403,914)	[1]	(250,806)
Impact of changes in policy liability discount rate
Beginning Balance	416,124	[1]	257,785		164,516
Net unrealized gains (losses)	299,258		158,339		93,269
Total other comprehensive income (loss)	299,258		158,339		93,269
Transaction with noncontrolling interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0		0
Ending Balance	715,382	[2]	416,124	[1]	257,785
Debt Valuation Adjustments
Beginning Balance	49	[1]	84		275
Net unrealized gains (losses)	202		(32)		(177)
Reclassification adjustment included in net income, net of tax	(9)		(3)		(14)
Total other comprehensive income (loss)	193		(35)		(191)
Transaction with noncontrolling interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0		0
Ending Balance	242	[2]	49	[1]	84
Defined benefit pension plans
Beginning Balance	14,791	[1]	9,670		(3,617)
Net unrealized gains (losses)	17,501		5,572		13,559
Reclassification adjustment included in net income, net of tax	(334)		(444)		(266)
Total other comprehensive income (loss)	17,167		5,128		13,293
Transaction with noncontrolling interests	0		0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	5		7		6
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0		0
Ending Balance	31,953	[2]	14,791	[1]	9,670
Foreign currency translation adjustments
Beginning Balance	304,657	[1]	324,208		155,912
Net unrealized gains (losses)	177,786		(37,786)		163,062
Reclassification adjustment included in net income, net of tax	(5,850)		17,726		10,242
Total other comprehensive income (loss)	171,936		(20,060)		173,304
Transaction with noncontrolling interests	28		136		11
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3,816		(323)		4,816
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	3,543		(50)		203
Ending Balance	469,262	[2]	304,657	[1]	324,208
Net unrealized gains (losses) on derivative instruments
Beginning Balance	9,591	[1]	16,207		22,083
Net unrealized gains (losses)	(778)		(15,269)		(2,928)
Reclassification adjustment included in net income, net of tax	(2,062)		8,866		(2,947)
Total other comprehensive income (loss)	(2,840)		(6,403)		(5,875)
Transaction with noncontrolling interests	0		0		(176)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	129		213		(175)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0		0
Ending Balance	6,622	[2]	9,591	[1]	16,207
AOCI Attributable to Parent
Beginning Balance	341,298	[1]	357,148		156,135
Total other comprehensive income (loss)	271,265		(16,139)		206,038
Transaction with noncontrolling interests	28		136		(165)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3,950		(103)		4,647
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	3,531		(50)		213
Ending Balance	¥ 605,110	[2]	¥ 341,298	[1]	¥ 357,148

[1]	As of March 31, 2025, net unrealized gains (losses) on investment in securities contained ¥(61) million (net of tax of ¥16 million) of net unrealized gains (losses) in investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of March 31, 2026, net unrealized gains (losses) on investment in securities contained ¥(171) million (net of tax of ¥53 million) of net unrealized gains (losses) in investment in securities related to available-for-sale debt securities with allowance for credit losses.